Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature	$ 165,901	$ 243,889
Total	165,901	177,927
Fair Value, Inputs, Level 1 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature		0	0
Total		0	0
Fair Value, Inputs, Level 2 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature		0	0
Total		0	0
Fair Value, Inputs, Level 3 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of derivative liability – embedded conversion feature	165,901	177,927	9
Total	$ 165,901	$ 177,927	$ 8,666